Business Combinations	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
Business Combinations
Business Combinations

Note 4 – Business Combinations

Acquisition of JMC

On April 3, 2020, the Company entered into a Share Purchase Agreement (“SPA”) with WFOE, Chongqing Ji Mao Cang Feed Co., Ltd. (“JMC”) and the shareholders of JMC (“JMC Shareholders”). Pursuant to the SPA, the Company shall issue to the shareholder who owns 51% of JMC’s equity interest 2,000,000 duly authorized, fully paid and nonassessable ordinary shares of the Company, valued at a price of $1.77 per share, the closing price of the Company’s ordinary share on April 3, 2020, for an aggregate  discounted purchase price of $2,658,909 with probability of contingent considerations, subject to the milestones as specified in the SPA, in exchange for JMC Shareholders’ agreement to cause JMC to enter into certain VIE agreements with WFOE, through which WFOE shall have the right to control, manage and operate JMC in return for a service fee equal to 51% of JMC’s after-tax net income.

The Company’s acquisition of JMC was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of JMC based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The consideration was valued at $2,658,909, based upon the issuance of 1,000,000 shares determined using the closing price of $1.77 per share on April 3, 2020 and the present value of issuance of 1,000,000 shares payable at the end of year two and year three determined using the closing price of $1.77 per share on April 3, 2020 and discount rate of 4.75%. The considerations also include 70% probability of contingent considerations of 600,000 shares payment at the end of year two and 30% probability of contingent considerations of 400,000 shares payment at the end of year three. According to the milestones, 1,000,000 shares were issued to JMC shareholders before April 11, 2020; however, the audited total sales or net profit of JMC in fiscal year 2020 shall respectively exceed $70,000,000 (approximately RMB 500,000,000) or $1,500,000 (approximately RMB 10,000,000) in accordance with U.S. GAAP. According to the milestones, 600,000 shares shall be issued to JMC shareholders before August 7, 2021 and the audited total sales or net profit of JMC in fiscal year June 30, 2021 shall respectively increase by 10% compared with that of fiscal year 2020; 400,000 shares shall be issued to JMC shareholders before August 7, 2022 and the audited total sales or net profit of JMC in fiscal year June 30, 2022 shall respectively increase by 10% compared with that of fiscal year June 30, 2021. If the milestones cannot be met, the Company will not issue the corresponding shares to JMC shareholders.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of JMC based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on April 3, 2020 at the rate of USD 1.00 to RMB 7.09.

Fair value

Cash and cash equivalents	$852,145
Other current assets	9,924,263
Plant and equipment	11,648
Goodwill	5,166,271
Other noncurrent assets	481,062
Total assets	16,435,389
Total liabilities	(11,221,842)
Net assets of JMC	5,213,547
Less: fair value of non-controlling interest	(2,554,638)
Total consideration paid	$2,658,909

Note 4 – Business Combinations

Acquisition of JMC

On April 3, 2020, the Company entered into a Share Purchase Agreement (“SPA”) with WFOE, Chongqing Ji Mao Cang Feed Co., Ltd. (“JMC”) and the shareholders of JMC (“JMC Shareholders”). Pursuant to the SPA, the Company shall issue to the shareholder who owns 51% of JMC’s equity interest 2,000,000 duly authorized, fully paid and nonassessable ordinary shares of the Company, valued at a price of $1.77 per share, the closing price of the Company’s ordinary share on April 3, 2020, for an aggregate  discounted purchase price of $2,658,909 with probability of contingent considerations, subject to the milestones as specified in the SPA, in exchange for JMC Shareholders’ agreement to cause JMC to enter into certain VIE agreements with WFOE, through which WFOE shall have the right to control, manage and operate JMC in return for a service fee equal to 51% of JMC’s after-tax net income.

The Company’s acquisition of JMC was accounted for as a business combination in accordance with ASC 805. The Company has allocated the purchase price of JMC based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by the FASB with the valuation methodologies using level 3 inputs, except for other current assets and current liabilities were valued using the cost approach. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from independent appraisers. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in general and administrative expense.

The consideration was valued at $2,658,909, based upon the issuance of 1,000,000 shares determined using the closing price of $1.77 per share on April 3, 2020 and the present value of issuance of 1,000,000 shares payable at the end of year two and year three determined using the closing price of $1.77 per share on April 3, 2020 and discount rate of 4.75%. The considerations also include 70% probability of contingent considerations of 600,000 shares payment at the end of year two and 30% probability of contingent considerations of 400,000 shares payment at the end of year three. According to the milestones, 1,000,000 shares were issued to JMC shareholders before April 11, 2020; however, the audited total sales or net profit of JMC in fiscal year 2020 shall respectively exceed $70,000,000 (approximately RMB 500,000,000) or $1,500,000 (approximately RMB 10,000,000) in accordance with U.S. GAAP. According to the milestones, 600,000 shares shall be issued to JMC shareholders before August 7, 2021 and the audited total sales or net profit of JMC in fiscal year June 30, 2021 shall respectively increase by 10% compared with that of fiscal year 2020; 400,000 shares shall be issued to JMC shareholders before August 7, 2022 and the audited total sales or net profit of JMC in fiscal year June 30, 2022 shall respectively increase by 10% compared with that of fiscal year June 30, 2021. If the milestones cannot be met, the Company will not issue the corresponding shares to JMC shareholders.

The following table summarizes the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date, which represents the net purchase price allocation on the date of the acquisition of JMC based on valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on April 3, 2020 at the rate of USD 1.00 to RMB 7.09.

Fair value

Cash and cash equivalents	$852,145
Other current assets	9,924,263
Plant and equipment	11,648
Goodwill	5,166,271
Other noncurrent assets	481,062
Total assets	16,435,389
Total liabilities	(11,221,842)
Net assets of JMC	5,213,547
Less: fair value of non-controlling interest	(2,554,638)
Total consideration paid	$2,658,909